RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
The following table provides details of transactions with associates:

	31 December
CHF in millions	2025	2024	2023
Credits (charges) included in:
Revenue	0.3	0.3	0.3
Direct costs	(1.6)	(2.4)	(1.1)
Personnel expenses	—	—	—
Included in operating (loss)	(1.3)	(2.1)	(0.8)
Finance expense	—	—	—
Finance income	—	—	—
Included in net (loss)	(1.3)	(2.1)	(0.8)
Property and equipment transfers in, net	—	—	—
The following table provides details of transactions with LG related entities prior to 2025:

	December 31
CHF in millions	2025	2024	2023
Credits (charges) included in:
Revenue	—	2.8	4.3
Direct costs	—	(1.3)	(1.2)
Personnel expenses	—	(15.9)	(18.6)
Other operating expenses	—	(116.9)	(118.1)
Included in operating (loss)	—	(131.3)	(133.6)
Finance expense	—	(1.5)	(1.7)
Finance income	—	3.0	2.1
Included in net (loss)	—	(129.8)	(133.2)
Property and equipment transfers in, net	—	11.3	23.7
Prior to the spin-off, the Sunrise business was a segment of LG such that transactions with LG were considered related-party transactions. Sunrise will remain a strategic partnership and entered into a separation and distribution agreement as well as various other agreements governing relationships with LG going forward, including technology and IT services, financial services, shared services, and a variety of transitional management services to drive operational efficiency and value maximisation. Information included in this Note with respect to LG is strictly limited to related-party transactions with Liberty Global prior to the spin-off on 8 November 2024.

As of the 2025 financial year, all transactions and balances with LG and its subsidiaries are classified as transactions with non‑related parties.

The following table provides details of Sunrise’s balances with associates:

	31 December
CHF in millions	2025	2024
Current receivables (a)	0.1	—
Long-term note receivables	—	—
Other non-current assets	0.2	—
Total assets	0.3	—
Accounts payable	—	—
Accrued other liabilities	—	—
Non-current related party loan	—	—
Other non-current liabilities	—	0.1
Total liabilities	—	0.1
(a) These receivables are non-interest bearing, may be cash or loan settled and are included within trade receivables, net and other current assets.
The following table provides details of Sunrise’s balances with LG related-party entities prior to 2025:

	December 31
CHF in millions	2025	2024
Current receivables (a)	—	1.8
Long-term note receivables	—	—
Other non-current assets	—	—
Total assets	—	1.8
Accounts payable	—	0.3
Accrued other liabilities	—	20.4
Non-current related party loan	—	—
Other non-current liabilities	—	—
Total liabilities	—	20.7

In 2024, the settlement of the long-term note receivables and the non-current related-party loan, together with other spin-off related transactions and cash-flows led to a net cash flow in the amount of CHF 112.7 million as disclosed in the Consolidated Statements of Cash Flows.